EQUITY (Normal course issuer bid Narrative) (Details) - USD ($) $ in Thousands						12 Months Ended
	Feb. 20, 2019	Aug. 01, 2018	Feb. 21, 2018	Nov. 01, 2017	Feb. 17, 2017	Dec. 30, 2018	Dec. 31, 2017	Feb. 23, 2017
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)	10,337,017	21,575,761	10,960,391	16,117,175				11,512,267
Number of shares authorized to be repurchased as a percentage of issued and outstanding common shares	5.00%	10.00%	5.00%	7.00%	5.00%
Number of shares issued (in shares)	206,740,357					206,732,436	219,198,989
Shares repurchased for cancellation (in shares)						12,634,693	11,512,267
Shares repurchased for cancellation						$ 367,529	$ 328,616
TSX
Disclosure of classes of share capital [line items]
Maximum shares to be repurchased daily	136,754
Average daily trading volume percentage for most recently completed six calendar months	25.00%
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)						12,635,000	11,512,000
Shares repurchased for cancellation						$ 9,231	$ 7,692
Retained earnings
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation						$ 358,298	$ 320,924
Other related parties
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)						176,000	877,000